SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) employees $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization Of Deferred Equity Contribution	$ 2,044	$ 2,319	$ 4,520
Number of employees who exercised | employees	2
Number of officers who exercised options | employees	3
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares	64,000
Exercised share price (in dollars per share) | $ / shares	$ 10.55
Premium on stock options exercised	$ 600
Frontline Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization Of Deferred Equity Contribution	$ 2,000		$ 4,500